Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 1,724	¥ 2,297	¥ 35,666